Acquisitions and disposals - Disclosure of Impact of Disposals (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 06, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill		€ 34,764	€ 40,901
Other non-current assets		976	971
Current assets		17,066	19,194
Liabilities		(52,884)	(57,195)
Loss on recycling of currency retranslation on disposal	€ 1,036
Non-controlling interests		(2,057)	(2,565)
Profit/(loss) on sale attributable to Unilever	4,409
of which:
Intangible assets		17,055	18,590
Disposals excluding the Demerger
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on recycling of currency retranslation on disposal		24	545
Profit/(loss) on sale attributable to Unilever		(36)	(406)
Total consideration		93	1,396
of which:
Cash		93	1,299
Non-cash items and deferred consideration		0	97
The Vegetarian Butcher, Kate Somerville, And Conimex
of which:
Intangible assets		56
Elida Beauty, Russia and Truliva
of which:
Intangible assets			984
Total disposals
Disclosure of analysis of single amount of discontinued operations [line items]
Other non-current assets	10
Net assets sold	4,015
Loss on recycling of currency retranslation on disposal	1,000
of which:
Intangible assets	€ 729
Total disposals | Disposals excluding the Demerger
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill		71	1,107
Other non-current assets		27	218
Current assets		8	700
Liabilities		(1)	(683)
Net assets sold		105	1,342
Non-controlling interests		€ 0	€ (85)